Income Taxes - Schedule of Deferred Tax Assets and Related Valuation Allowances (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Reserves and other	$ 148,000	$ 508,000
Net operating loss carry-forwards	21,514,000	19,196,000
Research and development tax credit	455,000	455,000
Valuation Allowance	(22,117,000)	(20,159,000)
Net